Tax Matters - Income from Continuing Operations Before Provision for Taxes on Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Taxes [Line Items]
Income from continuing operations before provision for taxes on income	$ 12,080	[1],[2],[3]	$ 12,304	[1],[2],[3],[4]	$ 9,471	[1],[2],[3]
United States
Income Taxes [Line Items]
Income from continuing operations before provision for taxes on income	(4,732)		(2,210)		(2,256)
International
Income Taxes [Line Items]
Income from continuing operations before provision for taxes on income	$ 16,812		$ 14,514		$ 11,727

[1]	2011 v. 2010––The decrease in the domestic loss was primarily due to the non-recurrence of a charge of $1.3 billion (pre-tax) in 2010 for asbestos litigation related to our wholly owned subsidiary, Quigley Company, Inc., partially offset by a reduction in revenues due to the loss of exclusivity for several biopharmaceutical products and the impact of the U.S. Healthcare Legislation. The increase in international income was due to the favorable impact of foreign exchange, lower impairment charges, as well as increased revenues from biopharmaceutical products, such as the Prevnar/Prevenar family, Enbrel and Celebrex.
[2]	) Income from continuing operations before provision for taxes on income.
[3]	2012 v. 2011––The increase in the domestic loss was primarily due to the reduction in revenues resulting from the loss of exclusivity of Lipitor, Geodon and certain other biopharmaceutical products; certain legal settlements and related charges, primarily associated with Rapamune, Celebrex, hormone-replacement therapy and Chantix; higher costs associated with the separation of Zoetis; and the payment to AstraZeneca to obtain the exclusive global over-the-counter rights to Nexium, partially offset by lower acquisition-related costs. The increase in international income was due to lower purchase accounting costs, lower acquisition-related costs, and lower charges related to cost-reduction and productivity initiatives, partially offset by the reduction in revenues resulting from the loss of exclusivity of Lipitor, Geodon and certain other biopharmaceutical products.
[4]	) For 2011, includes King commencing on the acquisition date of January 31, 2011.